Note 13 - Income Taxes (Details) - Tax Rate Reconciliation - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Tax Rate Reconciliation [Abstract]
Provision at statutory rate									$ 2,866	$ 3,119	$ 3,062
Provision at statutory rate									34.00%	34.00%	34.00%
Tax-free income									$ (1,347)	$ (1,187)	$ (1,138)
Tax-free income									(15.90%)	(12.90%)	(12.60%)
Nondeductible interest expense									$ 34	$ 37	$ 45
Nondeductible interest expense									0.40%	0.40%	0.50%
Other									$ 9	$ 23	$ 10
Other									0.00%	0.20%	0.10%
Actual tax expense and effective rate	$ 298	$ 544	$ 316	$ 404	$ 550	$ 529	$ 414	$ 499	$ 1,562	$ 1,992	$ 1,979
Actual tax expense and effective rate									18.50%	21.70%	22.00%